Revenue - Contract balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Revenue
Receivables, which are included in trade and other receivables	$ 182	$ 471
Contract assets	49
Contract liabilities	50	$ 4
Revenue that was included in contract liability balance at beginning of period	4
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 0